Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income Tax Benefit	For the years ended December 31, 2022 and 2023, some PRC subsidiaries are small, low-profit enterprises as defined, and thus are eligible for the above preferential tax rates for small, low-profit enterprises.
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax expense	5,924	1,521	6,234
Deferred tax benefit	(1,445)	(343)	(19)
Total	4,479	1,178	6,215

Schedule of Deferred Tax Assets	Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets were as follows:
	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Allowance for credit losses	8,617	12,870
Impairment loss on long-lived assets and long-term prepaid expenses	61,050	53,832
Impairment loss on long-term investments	15,980	17,920
Accrued Liabilities	9,465	12,401
Deductible temporary difference related to advertising expenses	4,617	4,602
Deferred subsidy income	512	289
Net operating loss carrying forwards	282,479	301,768
Total deferred tax assets	382,720	403,682
Less: valuation allowance	(382,720)	(403,682)
Deferred tax assets, net	—	—

Schedule of Net Change Valuation Allowance of Deferred Tax Assets	Net change in the valuation allowance of deferred tax assets are summarized as follows:
RMB
Net change of valuation allowance of Deferred tax assets
Balance at December 31, 2020	356,294
Additions-change to tax expense	66,093
NOL Reductions/expirations	(20,848)
Balance at December 31, 2021	401,539
Additions-change to tax expense	39,432
NOL Reductions/expirations	(58,251)
Balance at December 31, 2022	382,720
Additions-change to tax expense	84,941
NOL Reductions/expirations	(63,979)
Balance at December 31, 2023	403,682

Schedule of Significant Components of Deferred Taxes Liability	The significant components of deferred taxes liability were as follows:
	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax liabilities:
Acquired intangible assets	19	—

Schedule of Components of (Loss) Profit Before Income Taxes	The components of (loss) profit before income taxes are summarized as follows:
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
PRC	(1,845,292)	(254,531)	(42,773)
Non-PRC	(313,039)	(66,787)	25,637
Total	(2,158,331)	(321,318)	(17,136)

Schedule of Effective Tax Rate and the Statutory Income Tax Rate	The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Loss before provision for income taxes and loss	(2,158,331)	(321,318)	(17,136)
Income tax expense computed at an applicable tax rate of 25%	(539,583)	(80,330)	(4,284)
Non-deductible expenses related to impairment of goodwill	376,131	10,753	—
Non-deductible expenses related to share-based compensation	60,745	10,929	6,431
Non-deductible expenses on debt waive for the dissolved HK subsidiaries	—	—	18,868
Non-taxable gain related to disposal gain on subsidiaries	—	—	(28,198)
Non-taxable gain on dissolution of HK subsidiaries	—	—	(23,071)
Effect of other non-deductible items	536	317	398
Effect of preferential tax rate	30,249	4,717	(23,414)
Effect of income tax rate difference in other jurisdictions	24,453	15,360	(2,054)
Effect of change in tax rate	(14,145)	—	19,331
Prior year true up	—	—	(42,733)
Change in valuation allowance	66,093	39,432	84,941
Total	4,479	1,178	6,215